Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000779227
Entity Registrant Name	MIFFLINBURG BANCORP INC
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-4
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2362874
Entity Address, Address Line One	250 East Chestnut Street
Entity Address, City or Town	Mifflinburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17844
City Area Code	570
Local Phone Number	966-1041
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false